INVESTMENTS - Investments Held (Details) - EBP Japan	12 Months Ended
	Jun. 30, 2026 JPY (¥) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 JPY (¥) shares	Jun. 30, 2024 JPY (¥) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	943,306		994,167	1,060,102	943,306	994,167
Cost	¥ 21,770,000,000		¥ 26,308,145,092	¥ 23,463,946,070	$ 134,100,000	$ 182,500,000
Unrealized fair value gain (loss) | ¥	(2,270,651,286)		(845,369,895)	2,175,341,330
Unrealized foreign exchange gain (loss)	2,962,000,000	$ 18,242,684	(2,526,043,751)	2,520,906,356
Market value	¥ 22,462,822,770		¥ 22,936,731,446	¥ 28,160,193,757	$ 138,335,762